Interest Expense Recognized Related To Convertible Senior Notes (Detail) (Convertible Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible Senior Notes
Debt Instrument [Line Items]
Contractual interest incurred	$ 697	$ 330	$ 1,130
Amortization of debt issuance costs	0	304	985
Amortization of debt discount	0	14	46
Amortization of debt premium	(432)	0	0
Total interest incurred	$ 265	$ 648	$ 2,161
Effective interest rate of the liability component	1.00%	10.00%	10.00%